LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liquidity and Capital Management [Abstract]
Capital	$ 103,000	$ 114,000
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	55,390
Capital securities	3,075	3,385
Lease obligations	5,301
Commitments	1,138
Long term debt	9,792
Capital securities	732
Interest rate swaps	(1)
Borrowing costs capitalised	418	$ 462
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	8,829
Capital securities	75
Lease obligations	78
Commitments	499
Long term debt	2,295
Capital securities	151
Interest rate swaps	4
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	9,315
Capital securities	1,536
Lease obligations	79
Commitments	226
Long term debt	1,865
Capital securities	151
Interest rate swaps	1
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,605
Capital securities	141
Lease obligations	77
Commitments	401
Long term debt	1,558
Capital securities	111
Interest rate swaps	(3)
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,011
Capital securities	1
Lease obligations	77
Commitments	12
Long term debt	1,331
Capital securities	106
Interest rate swaps	(2)
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	10,781
Capital securities	547
Lease obligations	77
Commitments	0
Long term debt	990
Capital securities	106
Interest rate swaps	(1)
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	14,849
Capital securities	775
Lease obligations	4,913
Commitments	0
Long term debt	1,753
Capital securities	107
Interest rate swaps	$ 0